TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current taxes	$ 13,778	$ 13,966	$ 6,792
Deferred taxes	(6,376)	(963)	7,051
Income tax expense	7,402	13,003	13,843
Domestic	3,838	8,319	9,892
Foreign	3,564	4,684	3,951
Taxes in respect of prior years	$ 7,402	$ 13,003	$ 13,843